Goodwill (Details) - 12 months ended Aug. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment loss	¥ 1,076,560	$ 166,640